C. Earnings Per Share (Details-Calculation EPS) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Net loss	$ (520)	$ 390	$ (282)	$ (994)	$ 51	$ (381)	$ (92)	$ (523)	$ (1,406)	$ (945)	$ (5,328)
Weighted average shares used to compute net loss per share
Basic and Diluted									9,964,955	265,576	263,658
Net income (loss) per share
Basic and diluted									$ (0.14)	$ (3.56)	$ (20.21)